SUPPLEMENTARY CASH FLOW DISCLOSURES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Net change in non-cash working capital items:
Amounts receivable	$ 7,473	$ (806)	$ 13,067
Prepaid expenses	(19,060)	687	(13,416)
Accounts payable and accrued liabilities	(28,621)	31,541	(3,728)
Amounts payable to related parties	(73,539)	12,901	1,409
Net change in non-cash working capital items	(113,747)	44,324	(2,668)
Supplementary Cash Flow Disclosures:
Cash paid during the year for: Interest expense
Cash paid during the year for: Income taxes
Expenditures on exploration and evaluation assets included in amounts payable to related parties		(918)	(1,212)
Expenditures on exploration and evaluation assets in the amount of forgiven debt		$ (8,840)	$ (69,030)